DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amounts Reclassified from Reserves to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	£ (3,199)	£ (2,081)
Fair value hedges | Interest rate | Fixed rate mortgages | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	22	206
Fair value hedges | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	2,422	1,149
Fair value hedges | Interest rate | Fixed rate issuance | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(29)	(4)
Fair value hedges | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(2,350)	(758)
Fair value hedges | Interest rate | Fixed rate bonds | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(14)	(7)
Cash flow hedges | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(1,661)	(89)
Cash flow hedges | Interest rate | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	2,341	58
Hedge ineffectiveness recognised in the income statement	22	1
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	(2)	25
Cash flow hedges | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	5,931	1,842
Cash flow hedges | Interest rate | Customer loans | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(6,718)	(1,719)
Hedge ineffectiveness recognised in the income statement	(29)	(42)
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	5	(454)
Cash flow hedges | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	2,194	588
Cash flow hedges | Interest rate | Central bank balances | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(2,171)	(499)
Hedge ineffectiveness recognised in the income statement	1	(17)
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	2	(134)
Cash flow hedges | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(25)	5
Cash flow hedges | Foreign exchange | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	25	(6)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur £m	0	3
Hedged item affected income statement £m	(6)	(18)
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	0	21
Cash flow hedges | Foreign exchange | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	3	28
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	£ 0	£ 0